Borrowings transactions between related parties (Details) - Korea Development Bank [Member] ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Facility [Member]
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 207,993
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	27,324
Repayment	(141,434)
Ending balance	93,883
Others [Member]
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	5,663
Changes in Borrowings transactions between related parties [Abstract]
Repayment	(754)
Ending balance	4,909
Operating funds [Member]
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	37,000
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	49,000
Repayment	(25,000)
Ending balance	61,000
Syndicated Loan [Member]
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	6,075
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	11,855
Others	(1,629)
Ending balance	₩ 16,301